Allianz Life Insurance Company of North America
John P. Hite
Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7494
john.hite@allianzlife.com
www.allianzlife.com

VIA EDGAR
July 8, 2024
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
      File Nos. 333-268962 and 333-268864 (Allianz Index Advantage+)
333-268963 and 333-278756 (Allianz Index Advantage+ NF)
333-268826 and 333-278754 (Allianz Index Advantage+ Income)
333-255394 and 333-264349 (Allianz Index Advantage Income ADV)

Dear Sir/Madam:
Enclosed for filing, please find Post-Effective Amendments to the above referenced Registration Statements on Forms
S-1 and N-4. The primary purpose of these filings is to add disclosure related to the addition of 3-year and 6-year Term Index Options using the S&P 500® Index and the Russell 2000® Index to the Index Dual Precision Strategy.
Any additional required prospectus disclosure, exhibits, and updated financial information, to include financial statements as of June 30, 2024, and December 31, 2023, will be provided by an additional post-effective amendment on Forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a black-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7494.
Sincerely,
Allianz Life Insurance Company of North America

By: /s/ John P. Hite
            John P. Hite